Staff costs and Directors Remuneration (Schedule of Staff Costs and Directors Remuneration) (Details) employee in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee
Disclosure of Staff costs and Directors Remuneration [Line Items]
Number of employees at year end | employee	463	437	439
Wages and salaries	$ 42,236	$ 49,338	$ 55,325
Share-based payments (Note 31)	6,621	8,444	2,717
Social security charges	6,863	5,712	6,888
Director's fees and allowance	2,853	2,094	3,266
Employee benefits expense	58,573	65,588	68,196
Salaries and fees	9,069	8,641	13,483
Share-based payments	5,759	7,170	2,251
Other benefits in kind	296	232	262
Key Management Personnel Compensation	15,124	16,043	15,996
Production and operating costs [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	16,994	15,217	14,542
Geological and geophysical expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	6,219	12,893	18,448
Administrative expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	$ 35,360	$ 37,478	$ 35,206